INCOME TAXES - Schedule of Reconciliation of Effective Tax Rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Earnings (loss) before income taxes	$ (103,766,137)	$ 17,775,766
Combined statutory income tax rate in Canada	26.50%	26.50%
Expected income tax expense (recovery)	$ (27,498,026)	$ 4,710,578
Non-deductible share-based employee remuneration	1,386,071	3,275,949
Change in fair value of share warrant obligations	(7,097,660)	(26,889,069)
Non-deductible accretion expense	1,525,199	16,529
Change in unrecognized deferred tax assets	31,505,502	18,596,751
Impact of US tax rate applicable to the subsidiary	173,834	173,323
Non-deductible expenses	62,703	114,518
Other	(57,623)	1,421
Income taxes	$ 0	$ 0